Summary of Tax Effects of Temporary Differences Included in Net Deferred Tax (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Future policy benefits and claims	$ 953	$ 825
Tax credit carryforwards	599	483
Derivatives, including embedded derivatives	21	120
Other	383	411
Gross deferred tax assets	1,956	1,839
Valuation allowance	(17)	(17)
Gross deferred tax assets, net of valuation allowance	1,939	1,822
Deferred tax liabilities
Deferred policy acquisition costs	1,577	1,502
Available-for-sale securities	536	315
Other	278	249
Gross deferred tax liabilities	2,391	2,066
Net deferred tax liability	$ 452	$ 244